-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form N-1A

                  REGISTRATION STATEMENT (NO. 33-32548) UNDER
                          THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.

                     Post-Effective Amendment No. 15

                                      and

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 18

                         VANGUARD INTERNATIONAL EQUITY

                                INDEX FUND

     (Exact Name of Registrant as Specified in Declaration of Trust)

                                P.O. Box 2600,
                            Valley Forge, PA 19482
                    (Address of Principal Executive Office)

                 Registrant's Telephone Number (610) 669-1000

                        R. Gregory Barton, Esquire
                                 P.O. Box 876
                            Valley Forge, PA 19482

  It is proposed that this amendment become effective: on April 30, 1999, pur-suant to Rule 485(a) under the Securities Act of 1933.

  Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

  We have elected to register an indefinite number of shares pursuant to Regu-lation 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the year ended December 31, 1998 on . .

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 VANGUARD INTERNATIONAL EQUITY INDEX FUND

                             CROSS REFERENCE SHEET

  Form N-1A
 Item Number                                        Location in Prospectus
  Item 1.    Front and Back Cover Pages............ Front and Back Cover Pages
  Item 2.    Risk/Return Summary: Investments,
             Risks and Performance................. Fund Profile
  Item 3.    Risk/Return Summary: Fee Table........ Fee Table
  Item 4.    Investment Objectives, Principal
             Investment Strategies, and Related     A Word About Risk; Who
             Risks................................. Should Invest; Primary
                                                    Investment Strategies
  Item 5.    Management's Discussion of Fund
             Performance........................... Herein incorporated by reference to Registrant's
                                                    Annual Report to
                                                    Shareholders dated December
                                                    31, 1998 filed with the
                                                    Securities & Exchange
                                                    Commission's EDGAR system
                                                    on  . .
  Item 6.    Capital Management, Organization, and
             Structure............................. The Fund and Vanguard;
                                                    Investment Adviser
  Item 7.    Shareholder Information............... Share Price; Dividends,
                                                    Capital Gains, and Taxes;
                                                    Investing with Vanguard
  Item 8.    Distribution Arrangements............. Inside Front Cover Page
  Item 9.    Financial Highlights Information...... Financial Highlights
  Form N-1A                                         Location in Statement
 Item Number                                        of Additional Information
  Item 10.   Cover Page and Table of Contents...... Cover Page; Table of
                                                    Contents
  Item 11.   Fund History.......................... Description of the Trust
  Item 12.   Description of the Fund and its
             Investments and Risks................. Investment Policies;
                                                    Description of the Trust;
                                                    and Fundamental Investment
                                                    Limitations
  Item 13.   Management of the Fund................ Management of the Trust
  Item 14.   Control Persons and Principal Holders
             of Securities......................... Management of the Trust
  Item 15.   Investment Advisory and Other          Investment Advisory
             Services.............................. Services
  Item 16.   Brokerage Allocation and Other
             Practices............................. Portfolio Transactions
  Item 17.   Capital Stock and Other Securities.... Description of the Trust
  Item 18.   Purchase, Redemption and Pricing of
             Shares................................ Purchase of Shares;
                                                    Redemption of Shares; and
                                                    Share Price
  Item 19.   Taxation of the Fund.................. Description of the Trust
  Item 20.   Underwriters.......................... Not Applicable
  Item 21.   Calculation of Performance Data....... Total Return
  Item 22.   Financial Statements.................. Financial Statements

Vanguard International Stock Index Funds

Prospectus
April 30, 1999

A Group of International Stock Index Mutual Funds

    Contents

1 An Introduction to Index Funds

2 Fund Profiles
   2  Vanguard European Stock Index Fund
   5  Vanguard Pacific Stock Index Fund
   8  Vanguard Emerging Markets Stock Index Fund
  11  Vanguard Total International Stock Index Fund

14 More on the Funds

19 The Funds and Vanguard

19 Investment Adviser

20 Year 2000 Challenge

20 Dividends, Capital Gains, and Taxes

21 Share Price

22 Financial Highlights

25 Investing with Vanguard

25 Services and Account Features

26 Types of Accounts

26 Buying Shares

28 Redeeming Shares

31 Transferring Registration

32 Fund and Account Updates

Glossary (inside back cover)

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important
This prospectus explains the objective, risks, and strategies of each of the Vanguard International Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------




Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  This prospectus provides information about the four Vanguard International Stock Index Funds. After the introduction below, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information common to all of the Funds.

An Introduction to Index Funds

What is indexing?

An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all--or a representative sample--of the securities in the index.

  Index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire foreign stock market.

  Because they use a passive (or "indexing") investment approach, index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis, in an attempt to outperform the market as a whole. Rather, index funds simply mirror what the target index does, for better or worse.

Why invest in index funds?

Index funds appeal to many investors for a number of reasons:

 . Simplicity. Indexing is a straightforward market-matching strategy.

 . Diversification. Indexes generally cover a wide variety of companies and industries.

 . Relative performance predictability. An index fund is expected to move in the same direction--up or down-- as its target index and to closely parallel its performance.

 . Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research-- and keep trading activity, and thus brokerage commissions, to a minimum.

 . Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of capital gains--is usually very low.

Keep in mind that an index fund has operating expenses and transaction costs; a market index does not. Therefore, an index fund--while expected to track its target index as closely as possible--will typically be unable to match the performance of the index exactly.

  For more information about index funds, see "Indexing Methods" under More on the Funds.

                                PLAIN TALK ABOUT

                             The Costs of Investing

  Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

2

Fund Profile--Vanguard European Stock Index Fund

The following profile provides you with a summary of the key features of Vanguard European Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International Europe Index, which is made up of more than 550 common stocks of companies located in 15 European countries--mostly in the United Kingdom, Germany, and France, (which comprise .%, .%, and .% of the Index's market capitalization, respectively), as well as in Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, and Switzerland.

INVESTMENT STRATEGIES

The Fund employs a "passively managed" investment--or index--approach, by holding a mix of securities that seeks to match the performance of the MSCI Europe Index. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS

The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. In addition to facing the same risks as U.S. stock funds, the Fund is subject to the risks associated with foreign investing. Among these are:

 . Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

 . Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

          -----------------------------------------------------------
                             Annual Total Returns
          -----------------------------------------------------------






          -----------------------------------------------------------
          Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000.
          -----------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended__________) and the lowest return for a quarter was -.% (quarter ended_______________).

       ------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
       ------------------------------------------------------------------
                                             1 Year  5 Years    Since
                                                              Inception*
       ------------------------------------------------------------------
        Vanguard European Stock Index Fund      . %      . %       . %
        Morgan Stanley Capital International
          Europe Index                          .        .         .
       ------------------------------------------------------------------
        *June 18, 1990
       ------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       Shareholder Fees (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                         None
       Transaction Fee on Purchases*:                                    0.5%
       Sales Charge (Load) Imposed on Reinvested Dividends:              None
       Redemption Fees:                                                  None
       Exchange Fees:                                                    None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

       Management Expenses:                                                .%
       12b-1 Distribution Fees:                                          None
       Other Expenses:                                                     .%
         Total Annual Fund Operating Expenses:                             .%

       *The transaction fee on purchases is deducted from all purchases
        (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee from your annual distribution of the Fund's dividends ($10 each December). If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period. (Note: The $10 annual account maintenance fee on accounts with current balances of less than $10,000 is not included).

       ------------------------------------------------------------------
              1 Year        3 Years         5 Years      10 Years
       ------------------------------------------------------------------
               $ .           $ .             $ .           $ .
       ------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

4

  Additional Information
  Dividends and Capital Gains                          Minimum Initial Investment
  Paid annually in December                            $3,000; $1,000 for custodial accounts for minors

  Investment Adviser                                   Newspaper Abbreviation
  Vanguard Core Management Group, Valley Forge, Pa.,   Europe
  since inception

  Inception Date                                       Vanguard Fund Number
  June 18, 1990                                        079

  Net Assets as of December 31, 1998                   Cusip Number
  $ . billion                                          922042205

  Suitable for IRAs                                    Ticker Symbol
  Yes                                                  VEURX

Fund Profile--Vanguard Pacific Stock Index Fund

The following profile summarizes key features of Vanguard Pacific Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International Pacific Free Index(.), which consists of more than 500 common stocks of companies located in Japan (which comprises o% of the Index's market capitalization), Australia, Hong Kong, New Zealand, and Singapore.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES

The Fund employs a "passively managed" investment--or index--approach, by holding a mix of securities that seeks to match the performance of the MSCI Pacific Free Index. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS

The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. In addition to facing the same risks as U.S. stock funds, the Fund is subject to the risks associated with foreign investing. Among these are:

 . Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

 . Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

       ------------------------------------------------------------------
                             Annual Total Returns
       ------------------------------------------------------------------





       ------------------------------------------------------------------
       Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000.
       ------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was *% (quarter ended____________) and the lowest return for a quarter was -*% (quarter ended____________).

6

      --------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
      --------------------------------------------------------------------
                                                                 Since
                                             1 Year   5 Years  Inception*
      --------------------------------------------------------------------
      Vanguard Pacific Stock Index Fund        . %       . %         . %
      Morgan Stanley Capital International
      Pacific Free Index                       .         .           .
      --------------------------------------------------------------------
      *June 18, 1990
      --------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       Shareholder Fees (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                         None
       Transaction Fee on Purchases*:                                    0.5%
       Sales Charge (Load) Imposed on Reinvested Dividends:              None
       Redemption Fees:                                                  None
       Exchange Fees:                                                    None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

       Management Expenses:                                                .%
       12b-1 Distribution Fees:                                          None
       Other Expenses:                                                     .%
         Total Annual Fund Operating Expenses:                             .%

        * The transaction fee on purchases is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee from your annual distribution of the Fund's dividends ($10 each December). If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period. (Note: The $10 annual account maintenance fee on accounts with current balances of less than $10,000 is not included.) .

          -----------------------------------------------------------
                1 Year     3 Years     5 Years     10 Years
          -----------------------------------------------------------
                 $ .         $ .         $ .          $ .
          -----------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

                                                                               7
Additional Information
Dividends and Capital Gains                            Minimum Initial Investment
Paid annually in December                              $3,000; $1,000 for custodial accounts for minors

Investment Adviser                                     Newspaper Abbreviation
Vanguard Core Management Group, Valley Forge, Pa.,     Pacific
since inception

Inception Date                                         Vanguard Fund Number
June 18, 1990                                          072

Net Assets as of December 30, 1998                     Cusip Number
$ . billion                                            922042106

Suitable for IRAs                                      Ticker Symbol
Yes                                                    VPACX


8

Fund Profile--Vanguard Emerging Markets Stock Index Fund

The following profile summarizes key features of Vanguard Emerging Markets Stock Index Fund.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International Select Emerging Markets Free* Index, which includes more than
600 common stocks of companies located in 15 emerging markets of Europe, Asia, Africa, and Latin America--mostly in Brazil, Hong Kong, South Africa, and Mexico (which comprise .%, .%, .%, and .% of the Index's market capitalization, respectively), as well as Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Singapore, Thailand, and Turkey.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries re- strict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked. Most European countries do not restrict foreign investment.

INVESTMENT STRATEGIES

The Fund employs a "passively managed" investment--or index--approach, by holding a mix of securities that seeks to match the performance of the MSCI Select Emerging Markets Index. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS

The Fund's total return, like stock prices generally, can fluctuate within a wide range, so an investor could lose money over short or even extended periods. In addition to facing the same risks as U.S. stock funds, the Fund is subject to the risks associated with foreign investing. Among these are:

 . Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

 . Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

          -----------------------------------------------------------
                              Annual Total Returns
          -----------------------------------------------------------





          -----------------------------------------------------------
          Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000.
          -----------------------------------------------------------

    During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended__________) and the lowest return for a quarter was -.% (quarter ended__________).

     ---------------------------------------------------------------------------
         Average Annual Total Returns For Years Ended December 31, 1998
     ---------------------------------------------------------------------------
                                                    1 Year    Since Inception*
     ---------------------------------------------------------------------------
     Vanguard Emerging Markets Stock Index Fund        . %         . %
     Morgan Stanley Capital International Select
     Emerging Markets Free Index                       .           .
     ---------------------------------------------------------------------------
     *March 1, 1994
     ---------------------------------------------------------------------------

FEES AND EXPENSES
The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       Shareholder Fees (fees paid directly from your investment)
       Sales Charge(Load) Imposed on Purchase:                              None
       Transaction Fee on Purchases*:                                         1%
       Sales Charge(Load) Imposed on Reinvested Dividends:                  None
       Redemption Fees**:                                                     1%

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
       Management Expenses:                                                   .%
       12b-1 Distribution Fees:                                             None
       Other Expenses:                                                        .%
         Total Annual Fund Operating Expenses:                                .%

           *The transaction fee on purchases is deducted from all purchases
            (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

          **The redemption fee applies to all redemptions (sales or exchanges);
            it is deducted from redemption proceeds, and retained by Fund.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee from your annual distribution of the Fund's dividends ($10 each December). If you receive a distribution that is less than the fee, fractional shares will automatically be redeemed to make up the difference.

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of each period.

     ---------------------------------------------------------------------
           1 Year         3 Years         5 Years         10 Years
     ---------------------------------------------------------------------
            $ .            $ .             $ .              $ .
     ---------------------------------------------------------------------

10

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to any of the periods below, as it would to those above):

     ---------------------------------------------------------------------
           1 Year         3 Years         5 Years         10 Years
     ---------------------------------------------------------------------
            $ .            $ .             $ .              $ .
     ---------------------------------------------------------------------

  (Note: The $10 annual account maintenance fee on accounts with current balances of less than $10,000 is not included in either table.)

This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

  Additional Information

  Dividends and Capital Gains                               Minimum Initial Investment
  Paid annually in December                                 $3,000; $1,000 for custodial accounts for minors

  Investment Adviser                                        Newspaper Abbreviation
  Vanguard Core Management Group, Valley Forge, Pa.,        EmerMkt
  since inception
                                                            Vanguard Fund Number
  Inception Date                                            533
  May 4, 1994
                                                            Cusip Number
  Net Assets as of December 31, 1998                        922042304
  $. billion
                                                            Ticker Symbol
  Suitable for IRAs                                         VEIEX
  Yes

Fund Profile--Vanguard Total International Stock Index Fund

The following profile summarizes key features of Vanguard Total International Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Index Stock Funds.

INVESTMENT STRATEGIES
The Fund employs a "passively managed" investment--or index--approach, by holding a mix of securities that seeks to match the performance of the Total International Composite Index . As a "fund of funds," the Fund invests in the European, Pacific, and Emerging Markets Stock Index Funds, in proportions based on each market segment's contribution to the market capitalization of the Total International Composite Index. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS
The Fund's total returns, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. In addition to facing the same risks as U.S. stock funds, the Fund is subject to the risks associated with foreign investing. Among these are:

* Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

* Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

     ---------------------------------------------------------------------
                              Annual Total Returns
     ---------------------------------------------------------------------





     ---------------------------------------------------------------------
     Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000.
     ---------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended____) and the lowest return for a quarter was -.% (quarter ended____________).

12

     ---------------------------------------------------------------------
         Average Annual Total Returns For Years Ended December 31, 1998
     ---------------------------------------------------------------------
                                                    1 Year      Since
                                                             Inception*
     ---------------------------------------------------------------------
     Vanguard Total International Stock Index Fund    . %         . %
     Total International Composite Index**              .           .
     ---------------------------------------------------------------------
     *March 1, 1994
     **Consists of the Morgan Stanley Capital International Europe,
       Australasia, Far East Index + Select Emerging Markets Free Index.
     ---------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       Shareholder Fees (fees paid directly from your investment)
       Sales Charge (Load) Imposed on Purchases:                          None
       Transaction Fee on Purchases*:                                     0.5%
       Sales Charge (Load) Imposed on Reinvested Dividends:               None
       Redemption Fees:                                                   None
       Exchange Fees:                                                     None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
       Management Expenses:                                                 .%
       12b-1 Distribution Fees:                                           None
       Other Expenses:                                                      .%
         Total Annual Fund Operating Expenses:                              .%

       *The transaction fee on purchases is deducted from all purchases
        (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee from your annual distribution of the Fund's dividends ($10 each December). If you receive a distribution that is less than the fee, fractional shares will automatically be redeemed to make up the difference.

  Although the Fund is expected to incur no net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. See The Funds and Vanguard. The Fund's expense ratio, based on its underlying investments, was . % as of December 31, 1998.


  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

     ---------------------------------------------------------------------
           1 Year         3 Years         5 Years         10 Years
     ---------------------------------------------------------------------
            $ .            $ .             $ .              $ .
     ---------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

                                                                              13

Additional Information

Dividends and Capital Gains                                 Minimum Initial Investment
Paid annually in December                                   $3,000; $1,000 for custodial accounts for minors

Investment Adviser                                          Newspaper Abbreviation
Vanguard Core Management Group, Valley Forge, Pa.,          TotIntl
since inception
                                                            Vanguard Fund Number
Inception Date                                              113
April 29, 1996
                                                            Cusip Number
Net Assets as of December 31, 1998                          921909602
$.  billion
                                                            Ticker Symbol
Suitable for IRAs                                           VGTSX
Yes

14

More on the Funds

The following sections discuss other important features of Vanguard International Stock Index Funds, including indexing methods, fund characteristics, additional risk information, costs and market timing, fund turnover, and other investment policies and risks.

                               PLAIN TALK ABOUT
                                "Fund of Funds"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.

Indexing Methods
In seeking to track a particular index, a fund may use one of two indexing methods to select the stocks it invests in.

 Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.

 Other index funds may use a different selection process. Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the MSCI Select Emerging Markets Index, for example, includes more than 600 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds select stocks that will recreate their target indexes in terms of industry, size, country, and other characteristics. For instance, if 10% of the MSCI Select Emerging Markets Index were made up of the stocks of a certain country, the Emerging Markets Stock Index Fund would invest about 10% of its assets in stocks of the Index from that country. The European, Pacific, and Emerging Markets Stock Index Funds each employ this method of indexing. As a "fund of funds," the Total International Stock Index Fund allocates its assets among these three Funds.

       -------------------------------------------------------------------
                                        Number of Stocks  Number of Stocks
       Fund                                   Held         in Target Index
       -------------------------------------------------------------------
       European                                .                .
       Pacific                                 .                .
       Emerging Markets                        .                .
       -------------------------------------------------------------------

Additional Risk Information

To track their target indexes as closely as possible, the European Stock Index and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks. The Emerging Markets Stock Index Fund normally invests 95% of its assets in foreign stock, holding the remaining 5% in cash reserves to meet daily redemption requests. The Total International Stock Index Fund normally holds 100% of its assets in shares of the other three Funds.

[GRAPHIC APPEARS HERE]
    Each Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

       In addition, investments in foreign stock markets can be as risky, if not more risky, than U.S. stock investments. The prices of international stocks and the prices of U.S. stocks have often moved in opposite directions. These periods have, in the past, lasted for as long as several years.

  To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

                                PLAIN TALK ABOUT

                                  The Risks of
                            International Investing

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stock may not be as liquid as the stock of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from a foreign investment.

     -----------------------------------------------------------------------
                 International Stock Market Returns (1969-1998)
     -----------------------------------------------------------------------
                    1 Year      5 Years      10 Years        20 Years
     -----------------------------------------------------------------------
     Best              .           .            .                .
     Worst             .           .            .                .
     Average           .           .            .                .
     -----------------------------------------------------------------------

  The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1998. Keep in mind that this was a particularly favorable period for foreign markets. For instance, over 10-year periods, foreign stocks provided an average return of .%, compared to .% for U.S. stocks (as measured by the Standard & Poor's 500 Composite Stock Price Index) during the same time frame. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or any of the Funds in particular.

  Keep in mind, too, that none of the Funds will mirror the returns of the MSCI EAFE Index, since the Funds attempt to track different indexes (for example, the European Stock Index Fund seeks to track the MSCI Europe Index, which is only one component of the MSCI EAFE Index).

  Also note that the preceding chart does not take into account returns for foreign stock markets as measured by the MSCI Select Emerging Markets Index, a widely used barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1990-98, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

16

     -----------------------------------------------------------------------
               Stock Market Returns For Different International Markets
     -----------------------------------------------------------------------
                         European   Pacific    Emerging    U.S.
                         Market*    Market*    Markets*   Markets
     -----------------------------------------------------------------------
     1990
     1991
     1992
     1993
     1994
     1995                                             .%+
     1996
     1997
     1998
     -----------------------------------------------------------------------
     *European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Free Index; Emerging markets returns are measured by the MSCI Select Emerging Markets Index; and U.S. market returns are measured by the Standard & Poor's 500 Composite Stock Price Index.
     +The inception date of the MSCI Select Emerging Markets Index was May 4,
      1994; returns shown for 1990-1994 are measured by the MSCI Emerging Markets Free Index.
     -----------------------------------------------------------------------

                               PLAIN TALK ABOUT

                             Regional Versus Broad
                            International Investing

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, offset losses from one country with gains from another at any given time).

  Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from any of the Funds in particular.

  European Stock Index Fund. Stocks from the United Kingdom, Germany, and France comprised .%, .%, and .% of the MSCI Europe Index, respectively, as of December 31, 1998; stocks from the remaining 12 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on its total return. As a result, the total return of the European Stock Index Fund, which seeks to track the Index, will be most impacted by stocks from the United Kingdom, Germany, and France.

  Pacific Stock Index Fund. Japanese stocks comprised [77%] of the MCSI Pacific Free Index as of December 31, 1998. Therefore, Japanese stocks will represent a correspondingly large component of the Pacific Stock Index Fund's assets as the Fund seeks to track the Index. Such a large investment in the Japanese stock market may involve a higher degree of risk than with more diversified international funds.

  Emerging Markets Stock Index Fund. As discussed above, emerging markets can be substantially more volatile than both U.S and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility than funds that invest in more developed markets.
  Foreign investing generally gives rise to other risks as well.

[GRAPHIC APPEARS HERE]
    Each Fund is subject to currency risk, which is the possibility that a stronger U.S. dollar will reduce returns for Americans investing overseas. Generally, when the dollar rises in value against another country's currency, your investment in that country loses value because its currency is worth fewer U.S. dollars. On the other hand, a weaker U.S. dollar generally leads to higher returns for Americans holding foreign investments.

      Each Fund is also subject to country risk, which is the possibility that political events (a war, national elections), financial problems (rising inflation, government default), or natural disasters (an earthquake, a flood) will weaken a country's economy and cause investments in that country to lose money.

                                 PLAIN TALK ABOUT
                           Vanguard's Transaction Fees

  Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company and international stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund. In addition, most of Vanguard's index funds charge an account maintenance fee on accounts under $10,000 to divide the costs of maintaining accounts equitably among shareholders.

    At Vanguard, all fees are paid directly to the fund itself (unlike a sales charge or load, which--for many fund companies--ends up in the pocket of the sponsor, adviser, ors ales representative). Without transaction fees, an index fund would have trouble tracking its target index.

Security Selection

In seeking to track its target index, each Fund invests in a portfolio of foreign stocks selected through statistical methods.

  European Stock Index Fund. The Fund invests in a statistically selected sample of more than 550 common stocks included in the Morgan Stanley Capital International (MSCI) Europe Index, which is made up of the stocks of companies located in 15 European countries. Three countries--the United Kingdom, Germany, and France--dominate the Index, with .% .%, .%, and .%, respectively, as of December 31, 1998. The other 12 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, and Switzerland, are much less significant to the Index and, consequently, the Fund.

  Pacific Stock Index Fund. The Fund invests in a statistically selected sample of the approximately 500 common stocks included in the Morgan Stanley Capital International (MSCI)--Pacific Free Index, which is comprised of the stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented .% of the market capitalization of the Index as of December 31, 1998. The other four countries include Australia, Hong Kong, New Zealand, and Singapore.

  The designation "Free" in the name of the Index refers to the securities that the Index tracks: Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

  Emerging Markets Stock Index Fund. The Fund invests in a statistically selected sample of the approximately 600 common stocks included in the Morgan Stanley Capital International Select Emerging Markets Free Index, which is made up of the stocks of companies located in 15 emerging markets of Europe. Four countries--Brazil, Hong Kong, Mexico, and South Africa--represent a majority of the Index, with .%, .%, .%, and .% of the market capitalization of the Index, respectively, as of December 31, 1998. The other 11 countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Singapore, Thailand, and Turkey.

  The designation "Free" in the name of the Index refers to the securities that the Index tracks: Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

  Note: Effective January 1, 1999, Malaysia was eliminated from the MSCI Select Emerging Markets Free Index. Accordingly, the Fund has liquidated its Malaysian holdings, which represented approximately 3.5% of its net assets at the end of 1998. Malaysian government regulations currently require the Fund to hold the proceeds of these securities in ringgits--the Malaysian currency--for at least one year, and the Malaysian government may impose additional restrictions affecting the Fund at any time. The Fund considers ringgits illiquid, and will count these holdings towards its 15% limit on investments in illiquid securities. The adviser expects to maintain the Fund's normal investment exposure--approximately 95% of assets in stocks and 5% in cash reserves--by purchasing stock futures contracts equal in value to any ringgit holdings.

  Each Fund is generally managed without regard to tax ramifications.

Costs and Market-Timing

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the

18

long-term investors who do not generate the costs. Therefore, the Vanguard International Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:

*Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

*Each Fund charges a transaction fee on purchases. In addition, the Emerging
 Markets Stock Index Fund charges a transaction fee on redemptions.

*Telephone exchanges are not accepted for non-IRAs.

*There is a limit on the number of times you can exchange into and out of a Fund
 (see "Redeeming Shares" in the Investing with Vanguard section).

*Each Fund reserves the right to stop offering shares at any time.

 The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.

                                PLAIN TALK ABOUT
                                  Turnover Rate

  Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed foreign stock index funds is roughly .%; for all foreign stock funds, the average turnover is approximately .%.

Turnover Rate

Although each Fund seeks to invest for the long term, the Funds retain the right to sell securities regardless of how long the securities have been held. Generally, a passively-managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for each Fund has been extremely low, with averages over the past five years (or since inception) ranging from .% for the _____ Fund to .% for the _____ Fund. (A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

                                PLAIN TALK ABOUT
                                   Derivatives

  A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

Other Investment Policies and Risks

Besides investing in common stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.
  Each Fund may enter into forward foreign currency contracts, in order to maintain the same currency exposure as its respective Index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds use these contracts to guard against sudden, unfavorable changes in U.S. dollar/ foreign currency exchange rates. However, the Funds will use these contracts for different reasons:

        . To gain currency exposure when investing in stock index futures. . To settle trades in a foreign currency.

  The Funds may also invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset).

  For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures contracts in which a Fund acquires an interest cannot exceed 20% of the Fund's total assets.

  The reasons for which a Fund will invest in futures and options are:

* To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

* To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

The Funds and Vanguard

Vanguard International Stock Index Funds are offered by The Vanguard Group, a family of more than . investment companies with more than . distinct investment portfolios and total net assets of more than $. billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

  Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

As a result, the Fund is expected to operate at a very low or zero expense ratio. Since its inception in 1996, the Fund in fact has incurred no direct expenses.

Vanguard reimburses the Total International Stock Index Fund for (i) the Fund's contributions to the cost of operating the underlying funds in which it invests, and (ii) certain savings in administrative and marketing costs that Vanguard expects to derive from the fund's operation.

Investment Adviser

Vanguard Core Management Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to the European, Pacific, and Emerging Markets Stock Index Funds. The Total International Stock Index Fund does not have its own investment adviser, but rather benefits from the advisory services provided to the European, Pacific, and Emerging Markets Stock Index Funds by the Group. For the fiscal year ended December 31, 1998, the advisory and administrative fees represented an effective annual rate of
 . % for European Stock Index Fund, . % for Pacific Stock Index Fund, and . % for Emerging Markets Stock Index Fund.

  The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

                                PLAIN TALK ABOUT
                                Vanguard's Unique
                               Corporate Structure

  The Vanguard Group is truly a mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

                                PLAIN TALK ABOUT
                               The Funds' Adviser

  Vanguard Core Management Group provides investment advisory services to many Vanguard funds; as of December 31, 1998, the Group managed more than $. billion in total assets. The individual responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

    George U. Sauter, Managing Director of Vanguard; has worked in investment management since 1985; has managed portfolio investments since 19__; A.B., Dartmouth College; M.B.A., University of Chicago.

20

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

  The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

  In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

  However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


Dividends, Capital Gains, and Taxes

The Funds distribute to shareholders virtually all of their net income (interest and dividends less expenses) as well as any capital gains realized from the sale of their holdings. Distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Fund. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December--if paid to you by the end of January-- are taxed as if they had been paid to you in December.

  Vanguard will send you a statement each year showing the tax status of all your distributions.

* The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.
* Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund. Long-term capital gains may be taxed at different rates depending on how long the Fund held the securities.
* Although the Funds do not seek to realize capital gains, such gains are realized from time to time as by-products of their ordinary investment activities. Consequently, distributions may vary from year to year.
* If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
* Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

                               PLAIN TALK ABOUT
                                 Distributions
  As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest and dividends that the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

* Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities. If you meet certain holding period requirements, an offsetting tax credit or deduction may be available. If you do not meet these requirements, you may still be entitled to a deduction for certain foreign taxes.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be sub-ject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in any of the Funds.

  Important Note: By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it its correct, or if the IRS instructs the Fund to do so.


Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                               Total Assets - Liabilities
           Net Asset Value = -------------------------------
                              Number of Shares Outstanding

  Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of a Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

  A Note on Pricing: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees. A Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

  Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are Europe, Pacific, EmerMkt, and TotIntl.

22

                               PLAIN TALK ABOUT
                           How to Read the Financial
                                Highlights Table

This explanation uses the European Stock Index Fund as an example. The Fund began the fiscal year with a net asset value (price) of $__ per share. During the year, the Fund earned $__ per share from investment income (interest and dividends) and $__ per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.
  Shareholders received $__ per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.
  The earnings ($__ per share) minus the distributions ($__ per share) resulted in a share price of $__ at the end of the year. This was an increase of $__ per share (From $__ at the beginning of the year to $__ at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was __% for the year.
  As of December 31, 1998, the Fund had $__ billion in net assets. For the year, its expense ratio was __% ($__ per $1,000 of net assets); and its net investment income amounted to __% of its average net assets. It sold and replaced securities valued at __% of its total net assets.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.





FINANCIAL HIGHLIGHTS TABLE TO COME




  From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

                      FINANCIAL HIGHLIGHTS TABLE TO COME






                      FINANCIAL HIGHLIGHTS TABLE TO COME

24




                      FINANCIAL HIGHLIGHTS TABLE TO COME



The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. Standard & Poor's((R)),," "S&P((R)),," "S&P 500((R))," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

Investing with Vanguard
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
  Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
  The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [GRAPHIC APPEARS HERE]. Please call us to request copies.

Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)
Automatically set up for these Funds unless you notify us otherwise.
--------------------------------------------------------------------------------
Vanguard Direct Deposit Service((TM)) [GRAPHIC APPEARS HERE]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service((TM))  [GRAPHIC APPEARS HERE]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Fund Express((R)) [GRAPHIC APPEARS HERE]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
Vanguard Dividend Express((TM)) [GRAPHIC APPEARS HERE]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
Vanguard Tele-Account((R)) 1-800-662-6273 (ON-BOARD) [GRAPHIC APPEARS HERE] Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard(TM) www.vanguard.com [GRAPHIC APPEARS HERE]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:
 . Open a new account.(*)
 . Buy, sell or exchange shares of most funds.
 . Change your name/address.
 . Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).
(*) Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Investor Information Department: 1-800-662-7447 (SHIP) Text Telephone:
 1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
Client Services Department: 1-800-662-2739 (CREW) Text Telephone: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

26

Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
For One or More People
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets [GRAPHIC APPEARS HERE]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For Individual Retirement Accounts [GRAPHIC APPEARS HERE]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
For an Organization [GRAPHIC APPEARS HERE]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
For Third-Party Trustee Retirement Investments
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
Vanguard Prototype Plans
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


Buying Shares

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
Minimum Investment to . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A Note on Low Balances
Each Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance falls below $2,500.
The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------
By Mail to . . . [GRAPHIC APPEARS HERE]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
European Stock Index Fund-79;
Pacific Stock Index Fund-72;
Emerging Markets Stock Index Fund-533;
Total International Stock Index Fund-113
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2600                      455 Devon Park Drive
Valley Forge, PA 19482-2600        Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      455 Devon Park Drive
Valley Forge, PA 19482-2900        Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
By Telephone to . . . [GRAPHIC APPEARS HERE] open a new account
Call Vanguard Tele-Account(*) 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account(*) 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account              Client Services
1-800-662-6273                     1-800-662-2739
(*) You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
By Wire to Open a New Account or Add to an Existing Account [GRAPHIC APPEARS
HERE]
Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

28

In favor of:
European Stock Index Fund-79;
Pacific Stock Index Fund-72;
Emerging Markets Stock Index Fund-533;
Total International Stock Index Fund-113
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------
 You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A Note on Large Purchases
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


Redeeming Shares

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
* Vanguard sends the redemption proceeds to you or a designated third party.(*)
* You can sell all or part of your Fund shares at any time.

(*) May require a signature guarantee; see footnote on page 30.

When Exchanging Shares:
* The redemption proceeds are used to purchase shares of a different Vanguard fund.
* You must meet the receiving fund's minimum investment requirements.
* Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
A Note on Redemption Fees: The Emerging Markets Stock Index Fund imposes a 1% redemption fee on all share redemptions. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------
Note: Once a redemption is processed and a confirmation number given, the transaction cannot be canceled.

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.
--------------------------------------------------------------------------------
Online Requests [GRAPHIC APPEARS HERE]
Access Vanguard at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our web site. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
  Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
Telephone Requests [GRAPHIC APPEARS HERE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell shares.

Retirement Accounts:
You can exchange--but not sell--shares by calling Tele-Account or Client
Services.

Vanguard Tele-Account            Client Services
1-800-662-6273                   1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
 *The ten-digit account number.
 *The name and address exactly as registered on the account.
 *The primary Social Security or employer identification number as registered on the account.
 *The Personal Identification Number, if applicable.
  Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A Note on Unusual Circumstances

Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
Mail Requests [GRAPHIC APPEARS HERE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

30

Vanguard Retirement Accounts:
For information on how to request distributions from:
* Traditional IRAs and Roth IRAs--call Client Services.
* SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:              Express or Registered mail to:
The Vanguard Group                The Vanguard Group
P.O. Box 1120                     455 Devon Park Drive
Valley Forge, PA 19482-1120       Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division ...

First-class mail to:              Express or Registered mail to:
The Vanguard Group                The Vanguard Group
P.O. Box 2900                     455 Devon Park Drive
Valley Forge, PA 19482-2900       Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A Note on Large Redemptions
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Fund's operation or performance.
 If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of two ways: check or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Exchange Redemptions
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

Request in "Good Order"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
 x The Fund name and account number.
 x The amount of the transaction (in dollars or shares).
 x Signatures of all owners exactly as registered on the account (for mail requests).
 x Signature guarantees (if required).(*) x Any supporting legal documentation that may be required.
 x Any outstanding certificates representing shares to be redeemed.

(*) For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

Transactions are processed at the next-determined share price after Vanguard has received all required information.

                                                                              31
--------------------------------------------------------------------------------
Limits on Account Activity

Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

* You may make no more than two substantive "round trips" through the Fund during any 12-month period.
* Your round trips through the Fund must be at least 30 days apart.
* The Fund may refuse a share purchase at any time, for any reason.
* Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
Return Your Share Certificates
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
All Trades Final
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------


Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:              Express or Registered mail to:
The Vanguard Group                The Vanguard Group
P.O. Box 1110                     455 Devon Park Drive
Valley Forge, PA 19482-1110       Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:              Express or Registered mail to:
The Vanguard Group                The Vanguard Group
P.O. Box 2900                     455 Devon Park Drive
Valley Forge, PA 19482-2900       Wayne, PA 19087-1815
--------------------------------------------------------------------------------

32

Fund and Account Updates

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
 In addition, you will receive financial reports about a Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
 To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------
Confirmation Statement
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary [GRAPHIC APPEARS HERE]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
Fund Financial Reports
Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
Tax Statements
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
Average Cost Review Statement [GRAPHIC APPEARS HERE]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------

Glossary of Investment Terms

Active Management
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Common Stock
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Index
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Passive Management
A low-cost investment strategy in which a mutual fund attempts to match-rather than outperform-a particular stock or bond market index. Also known as indexing.

Principal
The amount of your own money you put into an investment.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                    [LOGO OF THE VANGUARD GROUP(R) APPEARS HERE]
                                    Post Office Box 2600
                                    Valley Forge, PA 19482-2600

For More Information If you'd like more information about Vanguard International Stock Index Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional
Information (SAI)
The SAI provides more detailed information about the Funds (there is a separate SAI for Vanguard Total International Stock Index Fund, which is legally a part of Vanguard STAR Funds).

The current annual and semiannual reports and each SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group
Investor Information
Department
P.O. Box 2600
Valley Forge, PA 19482-2600

Telephone:
1-800-662-7447 (SHIP)
Text Telephone: 1-800-952-3335

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone:
1-800-662-2739 (CREW)

Text Telephone:
1-800-662-2738

Information provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Funds (including the SAIs) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington , DC 20549-6009.

Funds' Investment Company Act
file number: 811-5972

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

P079N-04/30/1999

Vanguard International Stock Index Funds

Participant Prospectus
April 30, 1999

A Group of International Stock Index Mutual Funds

          Contents
1  An Introduction to Index Funds                      20 Year 2000 Challenge
2  Fund Profiles                                       20 Dividends, Capital Gains, and Taxes
2  Vanguard European Stock Index Fund                  21 Share Price
5  Vanguard Pacific Stock Index Fund
8  Vanguard Emerging Markets Stock Index Fund          22 Financial Highlights
11 Vanguard Total International Stock Index Fund       25 Investing with Vanguard
14 More on the Funds                                   25 Accessing Fund Information by Computer
19 The Funds and Vanguard                              Glossary (inside back cover)
19 Investment Adviser

--------------------------------------------------------------------------------
    Why Reading This Prospectus Is Important
    This prospectus explains the objective, risks, and strategies of each of the Vanguard International Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk((R))" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Important Note
    This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   This prospectus provides information about the four Vanguard International Stock Index Funds. After the introduction below, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information common to all of the Funds.

An Introduction to Index Funds

What is indexing?
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all--or a representative sample--of the securities in the index.

   Index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire foreign stock market.

   Because they use a passive (or "indexing") investment approach, index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis, in an attempt to outperform the market as a whole. Rather, index funds simply mirror what the target index does, for better or worse.

Why invest in index funds?

Index funds appeal to many investors for a number of reasons:

 .    Simplicity. Indexing is a straightforward market-matching strategy.
 .    Diversification. Indexes generally cover a wide variety of companies and industries.
 .    Relative performance predictability. An index fund is expected to move in the same direction--up or down--as its target index and to closely parallel its performance.
 .    Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
 .    Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of capital gains--is usually very low.

Keep in mind that an index fund has operating expenses and transaction costs; a market index does not. Therefore, an index fund--while expected to track its target index as closely as possible--will typically be unable to match the performance of the index exactly.

   For more information about index funds, see "Indexing Methods" under More on the Funds.

                                PLAIN TALK ABOUT

                             The Costs of Investing

    Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

2

Fund Profile--Vanguard European Stock Index Fund

The following profile provides you with a summary of the key features of Vanguard European Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe Index, which is made up of more than 550 common stocks of companies located in 15 European countries--mostly in the United Kingdom, Germany, and France, (which comprise .%, .%, and .% of the Index's market capitalization, respectively), as well as in Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, and Switzerland.

INVESTMENT STRATEGIES
The Fund employs a "passively managed" investment--or index--approach, by holding a mix of securities that seeks to match the performance of the MSCI Europe Index. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS
The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. In addition to facing the same risks as U.S. stock funds, the Fund is subject to the risks associated with foreign investing. Among these are:

 .    Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.
 .    Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

         ------------------------------------------------------------
                              Annual Total Returns
         ------------------------------------------------------------



         ------------------------------------------------------------
         Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000.
         ------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _________) and the lowest return for a quarter was -.% (quarter ended __________).

                                                                               3
    ----------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                           1 Year 5 Years Since Inception*

    Vanguard European Stock Index Fund        . %    . %      . %
    Morgan Stanley Capital International
      Europe Index                              .     .         .
    ----------------------------------------------------------------------
    *June 18, 1990
    ----------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

          Shareholder Fees (fees paid directly from your investment)
          Sales Charge (Load) Imposed on Purchases:                    None
          Transaction Fee on Purchases(*):                             0.5%
          Sales Charge (Load) Imposed on Reinvested Dividends:         None
          Redemption Fees:                                             None
          Exchange Fees:                                               None

          Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
          Management Expenses:                                          . %
          12b-1 Distribution Fees:                                     None
          Other Expenses:                                               . %
               Total Annual Fund Operating Expenses:                    . %

          *The transaction fee on purchases is deducted from all purchases
           (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

     For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee from your annual distribution of the Fund's dividends ($10 each December). If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period. (Note: The $10 annual account maintenance fee on accounts with current balances of less than $10,000 is not included).

    ----------------------------------------------------------------------
                1 Year      3 Years      5 Years       10 Years
    ----------------------------------------------------------------------
                  $.          $.           $.             $.
    ----------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

4

  Additional Information

  Dividends and Capital Gains                          Newspaper Abbreviation
  Paid annually in December                            Europe

  Investment Adviser                                   Vanguard Fund Number
  Vanguard Core Management Group, Valley Forge, Pa.,   079
  since inception
                                                       Cusip Number
  Inception Date                                       922042205
  June 18, 1990
                                                       Ticker Symbol
  Net Assets as of December 31, 1998                   VEURX
  $ . billion

                                                                               5
Fund Profile--Vanguard Pacific Stock Index Fund

The following profile summarizes key features of Vanguard Pacific Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International Pacific Free Index(*), which consists of more than 500 common stocks of companies located in Japan (which comprises .% of the Index's market capitalization), Australia, Hong Kong, New Zealand, and Singapore.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

INVESTMENT STRATEGIES
The Fund employs a "passively managed" investment--or index--approach, by holding a mix of securities that seeks to match the performance of the MSCI Pacific Free Index. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS
The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. In addition to facing the same risks as U.S. stock funds, the Fund is subject to the risks associated with foreign investing. Among these are:

 . Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

 . Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

    ----------------------------------------------------------------------
                              Annual Total Returns
    ----------------------------------------------------------------------




    ----------------------------------------------------------------------
    Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000.
    ----------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended __________) and the lowest return for a quarter was -.% (quarter ended __________).

6

    ----------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------

                                           1 Year 5 Years Since Inception*

    Vanguard Pacific Stock Index Fund        . %    . %         . %
    Morgan Stanley Capital International
      Pacific Free Index                       .      .           .
    ----------------------------------------------------------------------
    *June 18, 1990
    ----------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

    Shareholder Fees (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                            None
    Transaction Fee on Purchases(*):                                     0.5%
    Sales Charge (Load) Imposed on Reinvested Dividends:                 None
    Redemption Fees:                                                     None
    Exchange Fees:                                                       None

    Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
    Management Expenses:                                                  . %
    12b-1 Distribution Fees:                                             None
    Other Expenses:                                                       . %
       Total Annual Fund Operating Expenses:                              . %

    *The transaction fee on purchases is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

     For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee from your annual distribution of the Fund's dividends ($10 each December). If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period. (Note: The $10 annual account maintenance fee on accounts with current balances of less than $10,000 is not included.).

    ----------------------------------------------------------------------
                1 Year      3 Years      5 Years      10 Years
    ----------------------------------------------------------------------
                  $.          $.           $.             $.
    ----------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains                           Newspaper Abbreviation
Paid annually in December                             Pacific

Investment Adviser                                    Vanguard Fund Number
Vanguard Core Management Group, Valley Forge, Pa.,    072
since inception
                                                      Cusip Number
Inception Date                                        922042106
June 18, 1990
                                                      Ticker Symbol
Net Assets as of December 30, 1998                    VPACX
$ . billion

8

Fund Profile--Vanguard Emerging Markets Stock Index Fund

The following profile summarizes key features of Vanguard Emerging Markets Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International Select Emerging Markets Free(*) Index, which includes more than 600 common stocks of companies located in 15 emerging markets of Europe, Asia, Africa, and Latin America--mostly in Brazil, Hong Kong, South Africa, and Mexico (which comprise .%, .%, .%, and .% of the Index's market capitalization, respectively), as well as Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Singapore, Thailand, and Turkey.

*The designation "Free" in the name of the Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked. Most European countries do not restrict foreign investment.

INVESTMENT STRATEGIES
The Fund employs a "passively managed" investment--or index--approach, by holding a mix of securities that seeks to match the performance of the MSCI Select Emerging Markets Index. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS
The Fund's total return, like stock prices generally, can fluctuate within a wide range, so an investor could lose money over short or even extended periods. In addition to facing the same risks as U.S. stock funds, the Fund is subject to the risks associated with foreign investing. Among these are:

 . Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

 . Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

    ----------------------------------------------------------------------
                              Annual Total Returns
    ----------------------------------------------------------------------



    ----------------------------------------------------------------------
    Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000.
    ----------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended __________) and the lowest return for a quarter was -.% (quarter ended __________).

    ----------------------------------------------------------------------
        Average Annual Total Returns For Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                                  1 Year  Since Inception*
    ----------------------------------------------------------------------
    Vanguard Emerging Markets Stock Index Fund      . %          . %
    Morgan Stanley Capital International Select
     Emerging Markets Free Index                    .            .
    ----------------------------------------------------------------------
    *March 1, 1994
    ----------------------------------------------------------------------

FEES AND EXPENSES
The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       Shareholder Fees (fees paid directly from your investment)
       Sales Charge (Load) Imposed on Purchases:                         None
       Transaction Fee on Purchases*:                                      1%
       Sales Charge (Load) Imposed on Reinvested Dividends:              None
       Redemption Fees**:                                                  1%

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
       Management Expenses:                                               . %
       12b-1 Distribution Fees:                                          None
       Other Expenses:                                                    . %
         Total Annual Fund Operating Expenses:                            . %

        *The transaction fee on purchases is deducted from all purchases
         (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
       **The redemption fee applies to all redemptions (sales or exchanges); it is deducted from redemption proceeds, and retained by Fund.

     For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee from your annual distribution of the Fund's dividends ($10 each December). If you receive a distribution that is less than the fee, fractional shares will automatically be redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem all your shares at the end of each period.

    ----------------------------------------------------------------------
             1 Year        3 Years        5 Years        10 Years
    ----------------------------------------------------------------------
               $.            $.             $.              $.
    ----------------------------------------------------------------------

10

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 1% redemption fee would not apply to any of the periods below, as it would to those above):

    ----------------------------------------------------------------------
             1 Year        3 Years        5 Years        10 Years
    ----------------------------------------------------------------------
               $.            $.             $.              $.
    ----------------------------------------------------------------------

     (Note: The $10 annual account maintenance fee on accounts with current balances of less than $10,000 is not included in either table.)

This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

  Additional Information

  Dividends and Capital Gains                         Newspaper Abbreviation
  Paid annually in December                           EmerMkt

  Investment Adviser                                  Vanguard Fund Number
  Vanguard Core Management Group, Valley Forge, Pa.,  533
  since inception
                                                      Cusip Number
  Inception Date                                      922042304
  May 4, 1994
                                                      Ticker Symbol
  Net Assets as of December 31, 1998                  VEIEX
  $ . billion

                                                                              11
Fund Profile--Vanguard Total International Stock Index Fund

The following profile summarizes key features of Vanguard Total International Stock Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Total International Composite Index, which is a combination of the indexes tracked by the European, Pacific, and Emerging Markets Index Stock Funds.

INVESTMENT STRATEGIES
The Fund employs a "passively managed" investment--or index--approach, by holding a mix of securities that seeks to match the performance of the Total International Composite Index . As a "fund of funds," the Fund invests in the European, Pacific, and Emerging Markets Stock Index Funds, in proportions based on each market segment's contribution to the market capitalization of the Total International Composite Index. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS
The Fund's total returns, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. In addition to facing the same risks as U.S. stock funds, the Fund is subject to the risks associated with foreign investing. Among these are:

 . Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

 . Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

    ----------------------------------------------------------------------
                              Annual Total Returns
    ----------------------------------------------------------------------



    ----------------------------------------------------------------------
    Return figures do not reflect the annual account maintenance fee of $10 for accounts with balances of less than $10,000.
    ----------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended __________) and the lowest return for a quarter was -.% (quarter ended __________).

12

         --------------------------------------------------------------------
         Average Annual Total Returns For Years Ended December 31, 1998
         --------------------------------------------------------------------
                                                        1 Year     Since
                                                                 Inception(*)
         --------------------------------------------------------------------
         Vanguard Total International Stock Index Fund    . %       . %
         Total International Composite Index(**)            .         .
         --------------------------------------------------------------------
         (*)  March 1, 1994
         (**) Consists of the Morgan Stanley Capital International Europe,
              Australasia, Far East Index + Select Emerging Markets Free
              Index.
         ------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

          Shareholder Fees (fees paid directly from your investment)

          Sales Charge (Load) Imposed on Purchases:                        None
          Transaction Fee on Purchases(*):                                 0.5%
          Sales Charge (Load) Imposed on Reinvested Dividends:             None
          Redemption Fees:                                                 None
          Exchange Fees:                                                   None

          Annual Fund Operating Expenses (expenses deducted from the
            Fund's assets)

          Management Expenses:                                              . %
          12b-1 Distribution Fees:                                         None
          Other Expenses:                                                   . %
             Total Annual Fund Operating Expenses:                          . %

          * The transaction fee on purchases is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

     For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee from your annual distribution of the Fund's dividends ($10 each December). If you receive a distribution that is less than the fee, fractional shares will automatically be redeemed to make up the difference.

   Although the Fund is expected to incur no net expenses directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. See The Funds and Vanguard. The Fund's expense ratio, based
                         ----------------------
   on its underlying investments, was .% as of December 31, 1998.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

          ------------------------------------------------------------
              1 Year         3 Years        5 Years        10 Years
          ------------------------------------------------------------
               $ .             $ .            $ .             $ .
          ------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains                            Newspaper Abbreviation
Paid annually in December                              TotIntl

Investment Adviser                                     Vanguard Fund Number
Vanguard Core Management Group, Valley Forge, Pa.,     113
since inception

Inception Date                                         Cusip Number
April 29, 1996                                         921909602

Net Assets as of December 31, 1998                     Ticker Symbol
$ . billion                                            VGTSX

14

More on the Funds

The following sections discuss other important features of Vanguard International Stock Index Funds, including indexing methods, fund characteristics, additional risk information, costs and market timing, fund turnover, and other investment policies and risks.

Indexing Methods

In seeking to track a particular index, a fund may use one of two indexing methods to select the stocks it invests in.

Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.

                                PLAIN TALK ABOUT

                                 "Fund of Funds"

The term "fund of funds" is used to describe a mutual fund that pursues its objective by investing in other mutual funds rather than in individual stocks or bonds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Funds of funds are best suited for long-term investors.

     Other index funds may use a different selection process. Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the MSCI Select Emerging Markets Index, for example, includes more than 600 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds select stocks that will recreate their target indexes in terms of industry, size, country, and other characteristics. For instance, if 10% of the MSCI Select Emerging Markets Index were made up of the stocks of a certain country, the Emerging Markets Stock Index Fund would invest about 10% of its assets in stocks of the Index from that country. The European, Pacific, and Emerging Markets Stock Index Funds each employ this method of indexing. As a "fund of funds," the Total International Stock Index Fund allocates its assets among these three Funds.

          --------------------------------------------------------------
                                    Number of Stocks    Number of Stocks
          Fund                          Held             in Target Index
          --------------------------------------------------------------
          European                       .                      .
          Pacific                        .                      .
          Emerging Markets               .                      .
          --------------------------------------------------------------

                                PLAIN TALK ABOUT
                                  The Risks of
                             International Investing

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stock may not be as liquid as the stock of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from a foreign investment.

Additional Risk Information

To track their target indexes as closely as possible, the European Stock Index and Pacific Stock Index Funds attempt to remain fully invested in foreign stocks. The Emerging Markets Stock Index Fund normally invests 95% of its assets in foreign stocks, holding the remaining 5% in cash reserves to meet daily redemption requests. The Total International Stock Index Fund normally holds 100% of its assets in shares of the other three Funds.

[GRAPHIC APPEARS HERE]

      Each Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

            In addition, investments in foreign stock markets can be as risky, if not more risky, than U.S. stock investments. The prices of international stocks and the prices of U.S. stocks have often moved in opposite directions. These periods have, in the past, lasted for as long as several years.

   To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

           ----------------------------------------------------------
                     International Stock Market Returns (1969-1998)
           ----------------------------------------------------------
                         1 Year   5 Years   10 Years   20 Years
           ----------------------------------------------------------
           Best            .          .         .         .
           Worst           .          .         .         .
           Average         .          .         .         .
           ----------------------------------------------------------

   The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1998. Keep in mind that this was a particularly favorable period for foreign markets. For instance, over 10-year periods, foreign stocks provided an average return of .%, compared to .% for U.S. stocks (as measured by the Standard & Poor's 500 Composite Stock Price Index) during the same time frame. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or any of the Funds in particular.

   Keep in mind, too, that none of the Funds will mirror the returns of the MSCI EAFE Index, since the Funds attempt to track different indexes (for example, the European Stock Index Fund seeks to track the MSCI Europe Index, which is only one component of the MSCI EAFE Index).

   Also note that the preceding chart does not take into account returns for foreign stock markets as measured by the MSCI Select Emerging Markets Index, a widely used barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1990-98, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

16

         --------------------------------------------------------------------
            Stock Market Returns For Different International Markets
         --------------------------------------------------------------------
                              European     Pacific     Emerging      U.S.
                              Market(*)    Market(*)   Markets(*)   Markets
         --------------------------------------------------------------------
         1990
         1991
         1992
         1993
         1994
         1995                                            .%+
         1996
         1997
         1998
         --------------------------------------------------------------------
         *European market returns are measured by the MSCI Europe Index;
          Pacific market returns are measured by the MSCI Pacific Free Index; Emerging markets returns are measured by the MSCI Select Emerging Markets Index; and U.S. market returns are measured by the Standard & Poor's 500 Composite Stock Price Index.
         +The inception date of the MSCI Select Emerging Markets Index was May
          4, 1994; returns shown for 1990-1994 are measured by the MSCI Emerging Markets Free Index.
         --------------------------------------------------------------------

                                PLAIN TALK ABOUT
                              Regional Versus Broad
                             International Investing

Regional funds are international funds that invest in a particular geographical region, such as Europe or the Pacific Basin. Because they concentrate their holdings in a single region, these funds typically have higher share price volatility than broadly diversified international stock funds (which, by investing in many different foreign markets, offset losses from one country with gains from another at any given time).

   Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from any of the Funds in particular.

   European Stock Index Fund. Stocks from the United Kingdom, Germany, and France comprised .%, .%, and .% of the MSCI Europe Index, respectively, as of December 31, 1998; stocks from the remaining 12 countries in the Index have much less significant market capitalization weightings in the Index and thus much less impact on its total return. As a result, the total return of the European Stock Index Fund, which seeks to track the Index, will be most impacted by stocks from the United Kingdom, Germany, and France.

   Pacific Stock Index Fund. Japanese stocks comprised [77%] of the MCSI Pacific Free Index as of December 31, 1998. Therefore, Japanese stocks will represent a correspondingly large component of the Pacific Stock Index Fund's assets as the Fund seeks to track the Index. Such a large investment in the Japanese stock market may involve a higher degree of risk than with more diversified international funds.

   Emerging Markets Stock Index Fund. As discussed above, emerging markets can be substantially more volatile than both U.S and more developed foreign markets. Therefore, the Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility than funds that invest in more developed markets.

   Foreign investing generally gives rise to other risks as well.

[GRAPHIC APPEARS HERE]

      Each Fund is subject to currency risk, which is the possibility that a stronger U.S. dollar will reduce returns for Americans investing overseas. Generally, when the dollar rises in value against another country's currency, your investment in that country loses value because its currency is worth fewer U.S. dollars. On the other hand, a weaker U.S. dollar generally leads to higher returns for Americans holding foreign investments.

          Each Fund is also subject to country risk, which is the possibility that political events (a war, national elections), financial problems (rising inflation, government default), or natural disasters (an earthquake, a flood) will weaken a country's economy and cause investments in that country to lose money.

                                PLAIN TALK ABOUT
                           Vanguard's Transaction Fees

    Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company and international stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund. In addition, most of Vanguard's index funds charge an account maintenance fee on accounts under $10,000 to divide the costs of maintaining accounts equitably among shareholders.

       At Vanguard, all fees are paid directly to the fund itself (unlike a sales charge or load, which--for many fund companies--ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, an index fund would have trouble tracking its target index.

Security Selection
In seeking to track its target index, each Fund invests in a portfolio of foreign stocks selected through statistical methods.

   European Stock Index Fund. The Fund invests in a statistically selected sample of more than 550 common stocks included in the Morgan Stanley Capital International (MSCI) Europe Index, which is made up of the stocks of companies located in 15 European countries. Three countries--the United Kingdom, Germany, and France-- dominate the Index, with .%, .%, .%, and .%, respectively, as of December 31, 1998. The other 12 countries, which include Austria, Belgium, Denmark, Finland, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, and Switzerland, are much less significant to the Index and, consequently, the Fund.

   Pacific Stock Index Fund. The Fund invests in a statistically selected sample of the approximately 500 common stocks included in the Morgan Stanley Capital International (MSCI)--Pacific Free Index, which is comprised of the stocks of Pacific Basin companies. The Index is dominated by the Japanese stock market, which represented .% of the market capitalization of the Index as of December 31, 1998. The other four countries include Australia, Hong Kong, New Zealand, and Singapore.

   The designation "Free" in the name of the Index refers to the securities that the Index tracks: Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

   Emerging Markets Stock Index Fund. The Fund invests in a statistically selected sample of the approximately 600 common stocks included in the Morgan Stanley Capital International Select Emerging Markets Free Index, which is made up of the stocks of companies located in 15 emerging markets of Europe. Four countries--Brazil, Hong Kong, Mexico, and South Africa--represent a majority of the Index, with .%, .%, .%, and .% of the market capitalization of the Index, respectively, as of December 31, 1998. The other 11 countries include Argentina, the Czech Republic, Greece, Hungary, Indonesia, Israel, Philippines, Poland, Singapore, Thailand, and Turkey.

   The designation "Free" in the name of the Index refers to the securities that the Index tracks: Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a fund are tracked.

   Note: Effective January 1, 1999, Malaysia was eliminated from the MSCI Select Emerging Markets Free Index. Accordingly, the Fund has liquidated its Malaysian holdings, which represented approximately 3.5% of its net assets at the end of 1998. Malaysian government regulations currently require the Fund to hold the proceeds of these securities in ringgits--the Malaysian currency--for at least one year, and the Malaysian government may impose additional restrictions affecting the Fund at any time. The Fund considers ringgits illiquid, and will count these holdings towards its 15% limit on investments in illiquid securities. The adviser expects to maintain the Fund's normal investment exposure--approximately 95% of assets in stocks and 5% in cash reserves--by purchasing stock futures contracts equal in value to any ringgit holdings.

   Each Fund is generally managed without regard to tax ramifications.

Costs and Market-Timing
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the

18

long-term investors who do not generate the costs. Therefore, the Vanguard International Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:

 .    Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.
 .    Each Fund charges a transaction fee on purchases. In addition, the Emerging
     Markets Stock Index Fund charges a transaction fee on redemptions.
 .    Telephone exchanges are not accepted for non-IRAs.
 .    There is a limit on the number of times you can exchange into and out of a
     Fund (see "Exchanges" in the Investing with Vanguard section).
 .    Each Fund reserves the right to stop offering shares at any time.

   The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.

                                PLAIN TALK ABOUT
                                  Turnover Rate

     Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed foreign stock index funds is roughly .%; for all foreign stock funds, the average turnover is approximately .%.

Turnover Rate

Although each Fund seeks to invest for the long term, the Funds retain the right to sell securities regardless of how long the securities have been held. Generally, a passively-managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for each Fund has been extremely low, with averages over the past five years (or since inception) ranging from . % for the _______ Fund to . % for the _____ Fund. (A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

                                PLAIN TALK ABOUT
                                   Derivatives

     A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

Other Investment Policies and Risks

Besides investing in common stocks of foreign companies, each Fund may make certain other kinds of investments to achieve its objective. Each Fund may change its objective without shareholder approval.

  Each Fund may enter into forward foreign currency contracts, in order to maintain the same currency exposure as its respective Index. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds often use these contracts to guard against sudden, unfavorable changes in U.S. dollar/ foreign currency exchange rates. However, the Funds will use these contracts for different reasons:

  .  To gain currency exposure when investing in stock index futures.

  .  To settle trades in a foreign currency.

  The Funds may also invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between two parties in which each agrees to make payments to the other based on the return of a specified index or asset).

   For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures contracts in which a Fund acquires an interest cannot exceed 20% of the Fund's total assets.

     The reasons for which a Fund will invest in futures and options are:

 .    To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
 .    To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

The Funds and Vanguard

Vanguard International Stock Index Funds are offered by The Vanguard Group, a family of more than . investment companies with more than . distinct investment portfolios and total net assets of more than $ . billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

                                PLAIN TALK ABOUT
                                Vanguard's Unique
                               Corporate Structure

     The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

As a result, the Fund is expected to operate at a very low or zero expense ratio. Since its inception in 1996, the Fund in fact has incurred no direct expenses.

Vanguard reimburses the Total International Stock Index Fund for (i) the Fund's contributions to the cost of operating the underlying funds in which it invests, and (ii) certain savings in administrative and marketing costs that Vanguard expects to derive from the fund's operation.

Investment Adviser

Vanguard Core Management Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to the European, Pacific, and Emerging Markets Stock Index Funds. The Total International Stock Index Fund does not have its own investment adviser, but rather benefits from the advisory services provided to the European, Pacific, and Emerging Markets Stock Index Funds by the Group. For the fiscal year ended December 31, 1998, the advisory and administrative fees represented an effective annual rate of __% for European Stock Index Fund, .% for Pacific Stock Index Fund, and .% for Emerging Markets Stock Index Fund.

   The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

                                PLAIN TALK ABOUT
                               The Funds' Adviser

    Vanguard Core Management Group provides investment advisory services to many Vanguard funds; as of December 31, 1998, the Group managed more than $ . billion in total assets. The individual responsible for overseeing the European, Pacific, and Emerging Markets Stock Index Funds' investments is:

       George U. Sauter, Managing Director of Vanguard; has worked in investment management since 1985; has managed portfolio investments since 19__; A.B., Dartmouth College; M.B.A., University of Chicago.

20

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

Dividends, Capital Gains, and Taxes

The Funds distribute to shareholders virtually all of their net income (interest and dividends less expenses) as well as any capital gains realized from the sale of their holdings. Distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

   Dividend and capital gains distributions of Fund shares that are held as an investment option in an employer-sponsored retirement or savings plan will be reinvested in additional Fund shares and accumulate on a tax-deferred basis. You will not owe taxes on these distributions until you begin withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of an investment in any of the Funds and of any plan withdrawals.

                                PLAIN TALK ABOUT

                                  Distributions

    As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest and dividends that the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

                                                                              21
Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                               Total Assets - Liabilities
          Net Asset Value = --------------------------------
                              Number of Shares Outstanding

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of a Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

   A Note on Pricing: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees. A Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

   Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are Europe, Pacific, EmerMkt, and TotIntl.

22

                                PLAIN TALK ABOUT

                            How to Read the Financial
                                Highlights Table

    This explanation uses the European Stock Index Fund as an example. The Fund began the fiscal year with a net asset value (price) of $ . per share. During the year, the Fund earned $ . per share from investment income (interest and dividends) and $ . per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

       Shareholders received $ . per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

       The earnings ($ . per share) minus the distributions ($ . per share) resulted in a share price of $ . at the end of the year. This was an increase of $ . per share (From $ . at the beginning of the year to $ . at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.
       As of December 31, 1998, the Fund had $ . billion in net assets. For the year, its expense ratio was . % ($ . per $1,000 of net assets); and its net investment income amounted to . % of its average net assets. It sold and replaced securities valued at . % of its total net assets.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                       FINANCIAL HIGHLIGHTS TABLE TO COME





  From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

                       FINANCIAL HIGHLIGHTS TABLE TO COME








                       FINANCIAL HIGHLIGHTS TABLE TO COME

24







                       FINANCIAL HIGHLIGHTS TABLE TO COME








The Funds are not sponsored, sold, promoted, or endorsed by Morgan Stanley Capital International. Standard & Poor's((R)),," "S&P((R)),," "S&P 500((R))," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

                                                                              25
Investing with Vanguard

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect any of the Funds as an investment option.

 .    If you have any questions about a Fund or Vanguard, including the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

 .    If you have questions about your account, contact your plan administrator or the organization that provides record-keeping services for your plan.

Investment Options and Allocations

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

Transactions

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

Exchanges

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard re- serves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than four substantive "round trips" through the Fund (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

   Before making an exchange to or from another fund available in your plan, consider the following:

 .    Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

 .    Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.

 .    Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

Accessing Fund Information by Computer

--------------------------------------------------------------------------------
Vanguard on the World Wide Web www.vanguard.com

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

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

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

                     (This page intentionally left blank.)

Glossary of Investment Terms

Active Management
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Common Stock
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Index
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Passive Management
A low-cost investment strategy in which a mutual fund attempts to match-rather than outperform-a particular stock or bond market index. Also known as indexing.

Principal
The amount of your own money you put into an investment.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                    [LOGO OF THE VANGUARD GROUP(R) APPEARS HERE]

                                    Institutional   Division
                                    Post Office Box 2900
                                    Valley Forge, PA 19482-2900

For More Information
If you'd like more information about Vanguard International Stock Index Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds (there is a separate SAI for Vanguard Total International Stock Index Fund, which is legally a part of Vanguard STAR Funds).

The current annual and semiannual reports and each SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group
Participant Services Center
P.O. Box 2900
Valley Forge, PA 19482-2900

Telephone:
1-800-523-1188

Text Telephone:
1-800-523-8004

Information provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act file number: 811-5972

                                    PART B

                 VANGUARD INTERNATIONAL EQUITY INDEX FUND

                              (the "Trust")
                      STATEMENT OF ADDITIONAL INFORMATION

                              April 30, 1999

  This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectus (dated April 30, 1999). To obtain the Prospec-tus and an additional Annual Report to Shareholders, containing the Fund's Fi-nancial Statements, which are hereby incorporated by reference, please call:

                     Vanguard Investor Information Center

                                1-800-662-7447

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Description of the Trust...................................................  B-1
Investment Policies........................................................  B-3
Foreign Investments........................................................  B-3
Fundamental Investment Limitations.........................................  B-9
Purchase of Shares......................................................... B-11
Redemption of Shares....................................................... B-11
The Vanguard Group......................................................... B-12
Management of the Trust.................................................... B-15
Portfolio Transactions..................................................... B-17
Performance Measures....................................................... B-17
Total Return............................................................... B-19
Financial Statements....................................................... B-20

                         DESCRIPTION OF THE TRUST

Organization

  The Trust was organized as a Maryland corporation in 1989, and was reorga-nized as a Delaware business trust in July, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard International Equity Index Fund, Inc. The Trust is registered with the United States Securi-ties and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. It cur-rently offers the following funds and classes of shares:

     European Stock Index Fund         Emerging Markets Stock Index Fund

     Pacific Stock Index Fund

          (individually, the "Fund"; collectively, the "Funds")

  The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

Service Providers

  Custodian. Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201 serves as the Trust's custodian. The custodian is responsible for maintaining the Trust's assets and keeping all necessary accounts and records.

  Independent Accountants. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent public ac-countants. The accountants audit financial statements for the Trusts and pro-vide other related services.

  Transfer and Dividend-Paying Agent. The Fund's transfer agent and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

Characteristics of the Trust's Shares

  Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mu-tual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

  Shareholder Liability. The Trust is organized under Delaware law, which pro-vides that shareholders of a business trust are entitled to the same limita-tions of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remain-ing assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

  Dividend Rights. The shareholders of a fund are entitled to receive any div-idends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distribu-tions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

  Voting Rights. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a mate-rial degree the rights and preferences of the shares of any class or fund; or
(iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various cir-cumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a frac-tional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

  Liquidation Rights. In the event of liquidation, shareholders will be enti-tled to receive a pro rata share of the net assets of applicable funds of the Trust.

  Preemptive Rights. There are no preemptive rights associated with the Trust.

  Conversion Rights. Shareholders of the Trust may convert their shares into another class of shares of the same fund upon the satisfaction of any then ap-plicable eligibility requirements.

  Redemption Provisions. The Trust's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

  Sinking Fund Provisions. The Trust has no sinking fund provisions.

  Calls or Assessment. The Trust's shares are fully paid and non-assessable.

Tax Status of the Trust

  Each fund of the Trust qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distrib-uted to shareholders. In order to preserve its tax status, each fund of the Trust must comply with certain requirements. If a fund fails to meet these re-quirements in any taxable year, it will be subject to tax on its taxable in-come at corporate rates, and all distributions from earnings and profits, in-cluding any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax sta-tus as a regulated investment company.

                           INVESTMENT POLICIES

  The following policies supplement the investment policies set forth in the Prospectus for each of the Trust's Funds.

Foreign Investments

  Investors should recognize that investing in foreign companies involves cer-tain special considerations which are not typically associated with investing in U.S. companies. Since the stocks of foreign companies are frequently denom-inated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, it will be af-fected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions be-tween various currencies. The investment policies of the Fund permit it to en-ter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

Country Risk

  As foreign companies are not generally subject to uniform accounting, audit-ing and financial reporting standards and practices comparable to those appli-cable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than secu-rities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or so-cial instability, or diplomatic developments which could affect U.S. invest-ments in those countries.

  Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addi-tion, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for a Fund that invests primarily in domestic securities.

  Certain foreign governments levy withholding taxes against dividend and in-terest income. Although in some countries a portion of these taxes are recov-erable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the Trust's Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

  Over the last decade the growth in the international stock markets has con-siderably outpaced that of the U.S. Stock Market. Almost two-thirds of the world's equity market capitalization now lies outside the United States.

  As of December 31, 1998 the total market capitalization of the Morgan Stan-ley Capital International World Stock Market Index was $ . trillion. The ma-jor countries and regions comprising the Index are as follows:

                                                            Percent of World
                                                          Index Capitalization
                                                          ---------------------
   United States.........................................                    . %
   Canada................................................         .
   Japan.................................................         .
     Other Pacific Basin.................................         .
                                                          ----------
   Total Pacific Basin...................................                    .
   Europe................................................         .
                                                          ==========
                                                                            100%

Federal Tax Treatment of Non-U.S. Transactions

  Special rules govern the Federal income tax treatment of certain transac-tions denominated in terms of a currency other than the U.S. dollar or deter-mined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regula-tions, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the spe-cial currency rules. However, foreign currency-related regulated futures con-tracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures con-tracts unless an election is made to have such currency rules apply. With re-spect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transac-tion and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from cer-tain identified forward contracts, futures contracts and options that are cap-ital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transac-tion or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as for-eign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the under-lying transaction. It is anticipated that some of the non-U.S. dollar-denomi-nated investments and foreign currency contracts Vanguard . Fund may make or enter into will be subject to the special currency rules described above.

Foreign Tax Credit

  Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a Fund's total assets are invested in se-curities of foreign issuers, the Fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to Fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a share-holder's tax statement will show more taxable income or capital gains than were actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

  A shareholders that is a nonresident alien for U.S. tax purposes may be sub-ject to adverse U.S. tax consequences. For example, dividends and short-term capital gains paid by the Fund will generally be subject to U.S. federal with-holding tax at a rate of 30% (or lower treaty rate if applicable). Foreign in-vestors are urged to consult their tax advisers regarding the U.S. tax treat-ment of ownership of shares in the Fund.


Repurchase Agreements.

  Each Fund along with the other members of The Vanguard Group, may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security is-sued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the in-strument is held by a Fund and is unrelated to the interest rate on the under-lying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank un-til repurchased. In addition, the Trust's Board of Trustees will monitor the Trust's repurchase agreement transactions generally and will establish guide-lines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund.

  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the un-derlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the under-lying security is collateral for a loan by a Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

Illiquid Securities

  Each Fund may invest up to 15% of its net assets in illiquid securities. Il-liquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

  Each Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

  If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. While the Fund's in-vestment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the advis-er's decisions. Several factors the Board considers in monitoring these deci-sions include the valuation of a security, the availability of qualified in-stitutional buyers, and the availability of information about the security's issuer.

Lending of Securities

  Each Fund may lend its investment securities to qualified institutional in-vestors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consis-tent with the Investment Company Act of 1940, and the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable let-ter of credit or securities issued or guaranteed by the United States Govern-ment having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the se-curities loaned rises (i.e., the borrower "marks to the market" on a daily ba-sis), (c) the loan he made subject to termination by the Fund at any time, and
(d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term invest-ments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All rele-vant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

  At the present time, the Staff of the Commission does not object if an in-vestment company pays reasonable negotiated fees in connection with loaned se-curities, so long as such fees are set forth in a written contract and ap-proved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

Vanguard Interfund Lending Program

  The SEC has issued an exemptive order permitting the Fund(s) to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emer-gency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program un-less it receives a more favorable interest rate than is available from a typi-cal bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other in-vestment policies. The Boards of Trustees of the Vanguard funds are responsi-ble for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

Futures Contracts, Options on Futures Contracts, Warrants, Convertible Securities and Swap Agreements

  Each Fund may enter into futures contracts, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of re-maining fully invested and reducing transaction costs. Futures contracts pro-vide for the future sale by one party and purchase by another party of a spec-ified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Fund's trading of futures contracts and options is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency. Assets committed to futures contracts will be segre-gated to the extent required by law.

  The Fund will "under normal circumstances" invest at least 80% of each Fund's assets in stocks represented in its respective index. However, the Fund has given itself the flexibility to invest up to 50% in futures and options under other than normal circumstances. Any investment in futures and options over 20% of a Fund's assets would be made in emergency situations, for short-term purposes. Each Fund would normally remain 80% invested in stocks that represent its respective index.

  Although futures contracts by their terms call for actual delivery or ac-ceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Clos-ing out an open futures position is done by taking an opposite position ("buy-ing" a contract which has previously been "sold," or "selling" a contract pre-viously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is closed.

  Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure comple-tion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Bro-kers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin de-posits which may range upward from less than 5% of the value of the contract being traded.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the con-tract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

  Each Fund will use futures contracts and options to simulate full investment in the underlying index while retaining a cash balance for Fund management purposes.

  Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. Each Fund will only sell futures contracts to protect secu-rities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by a Fund upon sale of open futures contracts.

  Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While each Fund will incur commission expenses in closing out futures posi-tions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Restrictions on the Use of Futures Contracts

  A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open con-tracts exceeds 5% of the market value of a Fund's total assets.

Risk Factors in Futures Transactions

  Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assur-ance that a liquid secondary market will exist for any particular futures con-tract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio se-curities to meet daily margin requirements at a time when it may be disadvan-tageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close op-tions and futures positions also could have an adverse impact on the ability to effectively hedge the Fund.

  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

  The risk of loss in trading futures contracts in some strategies can be sub-stantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and sub-stantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of each Fund are engaged in only for hedging purposes, the adviser does not believe that a Fund is subject to the risks of loss frequently asso-ciated with futures transactions. A Fund would presumably have sustained com-parable losses if, instead of the futures contracts, it had invested in the underlying financial instrument and sold it after the decline.

  Utilization of futures transactions by each Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Additionally, investments in futures and options involve the risk that the investment adviser will incorrectly predict stock market and interest rate trends.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of con-tract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasion-ally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Swap Agreements

  Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or as-set. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, the Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that the Fund will not be able to meet its obli-gation to the counterparty. This risk will be mitigated by investing the Fund in the specific asset for which it is obligated to pay a return.

Federal Tax Treatment of Futures Contracts

  Each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the con-tract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

  In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a tax-able year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's busi-ness of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

  Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transac-tions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the distributions.

                    FUNDAMENTAL INVESTMENT LIMITATIONS

  Each Fund of the Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purpos-es, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.

  Borrowing. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

  Commodities. Each Fund may not invest in commodities, except that each Fund may invest in stock futures contracts, stock options, and options on stock futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

  Diversification. With respect to 75% of its total assets, each Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one Is-suer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities.
This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

  Illiquid Securities. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are il-liquid.

  Industry Concentration. Each Fund may not invest more than 25% of its total assets in any one industry.

  Investing for Control. Each Fund may not invest in a company for the purpose of controlling its management.

  Investment Companies. Each Fund may not invest in any other investment com-pany, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objec-tives and investment policies consistent with those of the Fund.

  Loans. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed, lending its portfolio securi-ties, or through Vanguard's interfund lending program.

  Margin. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to com-modities.

  Pleding assets. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

  Real Estate. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds se-cured by real estate.

  Senior securities. Each Fund may not issue senior securities, except in com-pliance with the 1940 Act.

  Underwriting. Each Fund may not engage in the business of underwriting secu-rities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

  None of these limitations prevents the Trust from participating in The Van-guard Group ("Vanguard"). Because the Trust is a member of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See Management of the Trust for more information.

  The investment limitations set forth above are considered at the time in-vestment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                              PURCHASE OF SHARES

  The Trust reserves the right in its sole discretion (i) to suspend the of-ferings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on ini-tial and subsequent investments as well as redemption fees for certain fidu-ciary accounts or under circumstances where certain economies can be achieved in sales of the Trust's shares.

                             REDEMPTION OF SHARES

  The Trust may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not rea-sonably practicable for the Trust to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

  The Trust has made an election with the Commission to pay in cash all re-demptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Trust-ees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Share Price" and a redeeming shareholder would nor-mally incur brokerage expenses if he converted these securities to cash.

Trading Shares through Charles Schwab

  No charge is made by the Fund for redemptions from the European and Pacific Portfolios. There is a 1% redemption transaction fee charged for redemptions from the Emerging Market Portfolio. The redemption transaction fee is paid to the Fund to reimburse the Fund for transaction costs it incurs while liquidat-ing securities in order to fund redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securi-ties held by the Fund.

  Each Fund has authorized Charles Schwab & Co., Inc. ("Schwab") to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf subject to those terms and condi-tions. Under this arrangement, each Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's autho-rized designee, accepts the order in accordance with each Fund's instructions. Customer orders that are properly transmitted to each Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

  Orders received by Schwab before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on each Fund's net asset value calculated at the close of trading that day. Orders re-ceived by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on each Fund's net asset value calculated at the close of trading that day.

                              THE VANGUARD GROUP

  The Trust is a member of The Vanguard Group of Investment Companies, which consists of over 35 investment companies (the "Trusts").

  Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Van-guard"), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard Trusts.

  Vanguard employs a supporting staff of management and administrative person-nel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings and equipment. Each Trust pays its share of Vanguard's net expenses, which are allocated among the Trusts under methods approved by the Board of Trustees of each Trust. In addi-tion, each Trust bears its own direct expenses, such as legal, auditing and custodian fees.

  The Trust's Officers are also Officers and employees of Vanguard. No Officer or employee owns, or is permitted to own, any securities of any external ad-viser for the Trusts.

  Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 un-der the Investment Company Act of 1940. The Code is designed to prevent unlaw-ful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain Officers and employees of Vanguard who are considered access persons are permitted to en-gage in personal securities transactions. However, such transactions are sub-ject to procedures and guidelines similar to, and in many cases more restric-tive than, those recommended by a blue ribbon panel of mutual fund industry executives.

  Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each Fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides that each Vanguard Fund may be called upon to invest up to 0.40% of its current net assets in Vanguard as contributions to Vanguard's capitalization. At December 31, 1998, the Euro-pean, Pacific and Emerging Markets Funds had contributed capital of $ . to Vanguard, representing . % of the Funds' net assets and . % of Vanguard's capitalization.

Management

  Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships;
(6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

Distribution

  Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promo-tional materials and marketing personnel. Distribution services may also in-clude organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

  One half of the distribution expenses of a marketing and promotional nature is allocated among the Trusts based upon relative net assets. The remaining one half of those expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group; provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional na-ture shall exceed 125% of average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets. During the last three fiscal years, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution and marketing ex-penses.

                           Fiscal year ended Fiscal year ended Fiscal year ended
                             December 31,      December 31,      December 31,
Fund                             1996              1997              1998
----                       ----------------- ----------------- -----------------
Vanguard European Stock
 Index Fund..............           .                 .                 .
Vanguard Pacific Stock
 Index Fund..............           .                 .                 .
Vanguard Emerging Markets
 Stock Index Fund........           .                 .                 .

Investment Advisory Services

  Vanguard's Core Management Group provides investment advisory services to the Trust. The compensation and other expenses of this staff are paid by the Trust utilizing these services.

  During the last three fiscal years, the Funds incurred advisory fees to Core Management of approximately the following amounts:

                           Fiscal year ended Fiscal year ended Fiscal year ended
                             December 31,      December 31,      December 31,
Fund                             1996              1997              1998
----                       ----------------- ----------------- -----------------
Vanguard European Stock
 Index Fund..............           .                 .                 .
Vanguard Pacific Stock
 Index Fund..............           .                 .                 .
Vanguard Emerging Markets
 Stock Index Fund........           .                 .                 .

Trustee Compensation

  The individuals in the following table serve as Trustees of all Vanguard Trusts, and each Trust pays a proportionate share of the Trustees' compensa-tion. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

  Independent Trustees. The Trusts compensate their independent Trustees--that is, the ones who are not also officers of the Trust--in three ways:

  . The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

  . The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

  . Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

  "Interested" Trustees. The Trusts' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

  Compensation Table. The following table provides compensation details for each of the Trustees. For the Trust, we list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Director/Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended December 31, 1998:

                   VANGUARD INTERNATIONAL EQUITY INDEX FUND
                              COMPENSATION TABLE

                                                                        Total
                                        Pension or                   Compensation
                                        Retirement                     From All
                                         Benefits       Estimated      Vanguard
                          Aggregate     Accrued As   Annual Benefits    Funds
                         Compensation    Part of          Upon         Paid to
Name of Trustee           From Trust  Trust Expenses   Retirement    Trustees(1)
---------------          ------------ -------------- --------------- ------------
John C. Bogle...........     None          None             None          None
John J. Brennan.........     None          None             None          None
Barbara Barnes
 Hauptfuhrer(2).........     $ .           $ .           $15,000       $75,000
JoAnn Heffernan Heisen..     $ .           $ .           $15,000       $12,500
Robert E. Cawthorn(2)...     $ .           $ .           $ 6,000       $56,250
Bruce K. MacLaury.......     $ .           $ .           $12,000       $70,000
Burton G. Malkiel.......     $ .           $ .           $15,000       $75,000
Alfred M. Rankin, Jr....     $ .           $ .           $15,000       $75,000
John C. Sawhill.........     $ .           $ .           $15,000       $75,000
James O. Welch, Jr......     $ .           $ .           $15,000       $75,000
J. Lawrence Wilson......     $ .           $ .           $15,000       $75,000

--------

(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).

(2) Mr. Cawthorn and Mrs. Hauptfuhrer have retired from the Trust's Board, effective May 31, 1998 and December 31, 1998, respectively.

                         MANAGEMENT OF THE TRUST

Officers and Trustees

  The Officers of the Trust manage its day-to-day operations and are responsi-ble to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Of-ficers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of the Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing ad-dress of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.

JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*

Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee*

Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee

Vice President, Chief Information Officer, and member of the Executive Commit-tee of Johnson and Johnson (Pharmaceuticals/Consumer Products). Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee

President Emeritus of The Brookings Institution (Independent Non-Partisan Re-search Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee

Chemical Bank Chairman's Professor of Economics, Princeton University; Direc-tor of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee

Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/ Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Prod-ucts Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee

President and Chief Executive Officer of The Nature Conservancy; (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gam-ble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Explora-tion Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee

Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chair-man and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee

Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Prod-ucts); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*

Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

Thomas J. Higgins, (DOB: 5/21/1957) Treasurer*

Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

Robert D. Snowden, (DOB: 9/4/1961) Controller*

Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.
--------

* Officers of the Trust are "interested persons" as defined in the Investment Company Act of 1940.

                            PORTFOLIO TRANSACTIONS

  In placing portfolio transactions, the Fund uses its best judgment to choose the broker most capable of providing the brokerage services necessary to ob-tain best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these deter-minations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best avail-able price and most favorable execution, consideration will be given to those brokers which supply statistical information and provide other services in ad-dition to execution services to the Fund.

  For the years ended December 31, 1996, 1997, and 1998, the Fund paid approx-imately $4,174,360, $4,803,166, and $ . in brokerage commissions, respective-ly.

                             PERFORMANCE MEASURES

  Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.

  The Trust may use one or more of the following unmanaged indexes for compar-ative performance purposes:

  Morgan Stanley Capital International--Select Emerging Markets Index--is an unpublished index which includes common stocks of companies located in the countries 16 emerging markets.

  Morgan Stanley Capital International--EAFE (Free) Index--is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

  MSCI EMF Index--an arithmetic, market value-weighted average of the perfor-mance of securities listed on the stock exchanges of twenty-two developing countries.

  MSCI EAFE + Select EMF Index--an arithmetic, market value-weighted average of the performance of securities listed on the stock markets of Europe, Aus-tralia, the Far East and fourteen developing countries.

  FT-Actuaries World Index--includes approximately 2,400 securities from 24 countries including the U.S.

  FT-Actuaries Euro-Pacific Index--a subset of the FT Actuaries World Index, which excludes companies in the U.S., Canada, Mexico and South Africa.

  Salomon-Russell Primary Market Index--consists of the approximately 700 largest stocks within 23 countries.

  Salomon-Russell Extended Market Index--consists of approximately 1,000 me-dium and small capitalization stocks from 23 countries.

  Salomon-Russell Broad Market Index--consists of all of the stocks within the Primary Market Index and the Extended Market Index.

  Russell Universe of Non-U.S. Equity Portfolios--a universe of separate ac-counts and pooled funds available to U.S. investors, which invest in interna-tional equities.

  Russell Universe of World Equity Portfolios--a universe of equity-oriented global portfolios.

  Lipper International Universe--a universe of mutual funds that invest in in-ternational equities.

  Lipper Diversified International Universe--a universe of mutual funds that invest in international equities from more than one country.

  Lipper International Average--the average return of the portfolios included in the Lipper International Universe.

  Lipper Diversified International Average--the average return of the portfo-lios included in the Lipper Diversified International Universe.

  Standard and Poor's 500 Composite Stock Price Index--contains the stocks of 500 of the largest domestic companies.

  Standard and Poor's MidCap 400 Index--is composed of 400 medium sized domes-tic stocks.

  Standard and Poor's SmallCap 600/BARRA Value Index--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

  Standard and Poor's SmallCap 600/BARRA Growth Index--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

  Russell 1000 Value Index--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

  Wilshire 5000 Equity Index--consists of more than 7,000 common equity secu-rities, covering all stocks in the U.S. for which daily pricing is available.

  Wilshire 4500 Equity Index--consists of all stocks in the Wilshire 5000 ex-cept for the 500 stocks in the Standard and Poor's 500 Index.

  Salomon Brothers High-Grade Corporate Bond Index--consists of publicly is-sued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

  Baring Emerging Markets Index--a diversified index of approximately 250 rel-atively liquid stocks from 13 emerging market countries.

  Salomon Brothers Broad Investment-Grade Bond Index--is a market-weighted in-dex that contains approximately 4,700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury and agency issues and mort-gage pass-through securities.

  Shearson Lehman Long-Term Treasury Bond Index--is composed of all bonds cov-ered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

  NASDAQ Industrial Index--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not in-clude income.

  Composite Index--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

  Composite Index--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

  Lehman Long-Term Corporate AA or Better Bond Index--consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

                                 TOTAL RETURN

  The average annual total return for the European Fund* for one- and five-year periods ended December 31, 1998 and since its inception on June 18, 1990 was + . %, + . % and + . %, respectively. The average annual total return for the Pacific Portfolio** for the same periods was - . %, + . % and - . %, re-spectively. The average annual total return for the Emerging Markets Portfo-lio*** for the one-year period ended December 31, 1998 and since its inception on May 4, 1994 was - . % and + . %.

  *Performance figures are not adjusted for the transaction fee on purchases (0.5% beginning 11/3/97, 1.0% from 1993 through 11/2/97) and the annual ac-count maintenance fee of $10.

  **Performance figures are not adjusted for the transaction fee on purchases (0.5% in 1997, 1.0% in 1993 through 1996) and the annual account maintenance fee of $10.

  ***Performance figures are not adjusted for the portfolio transaction fee on purchases (1.0% beginning 11/3/97, 1.5% from 1/1/97 to 11/2/97, 2% in 1994 through 1996), the 1% portfolio transaction fee on redemptions, and the annual account maintenance fee of $10.

Average Annual Total Return

  Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quo-tations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical in-vestment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                            T = (ERV/P)/1//n-1

  Where:

    T= average annual total return

    P= a hypothetical initial investment of $1,000

    n= number of years

    ERV= ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

  Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were rein-vested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                              C = (ERV/P)-1

  Where:

    C= cumulative total return

    P= a hypothetical initial investment of $1,000

    ERV= ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC Yields

  Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by di-viding the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                       YIELD = 2[((a-b)/cd+1)/6/-1]

  Where:

    a= dividends and interest earned during the period.

    b= expenses accrued for the period (net of reimbursements).

    C= the average daily number of shares outstanding during the period that were entitled to receive dividends.

    d= the maximum offering price per share on the last day of the period.

                             FINANCIAL STATEMENTS

  The Trust's Financial Statements as of and for the year ended December 31, 1998, appearing in the Trust's 1998 Annual Report to Shareholders, and the re-port thereon of PricewaterhouseCoopers LLP, independent accountants, also ap-pearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Trust's Annual Report to Shareholders, which may be obtained without charge.

                                    PART C

                 VANGUARD INTERNATIONAL EQUITY INDEX FUND

                               OTHER INFORMATION

Item 23. Exhibits

 Exhibit Description
   (a)   Declaration of Trust*
   (b)   By-Laws*
   (c)   Not Applicable
   (d)   Not Applicable
   (e)   Not Applicable
   (f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
   (g)   Custodian Agreement*
   (h)   Amended and Restated Funds' Service Agreement*
   (i)   Legal Opinion*
   (j)   Consent of Independent Accountants+
   (k)   Not Applicable
   (l)   Not Applicable
   (m)   Not Applicable
   (n)   Financial Data Schedule**

--------

 *Filed Previously

**Filed Herewith

 +To be filed by Amendment

Item 24. Persons Controlled by or under Common Control with Registrant

  Registrant is not controlled by or under common control with any person.


Item 25. Indemnification

  The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Regis-trant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws gener-ally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capac-ity. Among other things, this provision excludes any liability arising by rea-son of willful misfeasance, bad faith, gross negligence, or the reckless dis-regard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.

Item 26. Business and Other Connections of Investment Adviser

  Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Regis-trant and the other Trusts in the Group. See the information concerning The Vanguard Group, Inc. set forth in Parts A and B.

Item 27. Principal Underwriters

  (a) Not Applicable
  (b) Not Applicable

  (c) Not Applicable

Item 28. Location of Accounts and Records

  The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodian, Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201.

Item 29. Management Services

  Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, the Registrant is not a party to any manage-ment-related service contract.

Item 30. Undertakings

  Registrant hereby undertakes to provide an Annual Report to Shareholders or prospective investors, free of charge upon request.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the un-dersigned, thereunto duly authorized, in the Town of Valley Forge and the Com-monwealth of Pennsylvania, on the 1st day of March, 1999.

                                          Vanguard International Equity Index
                                          Fund

                                                   (Heidi Stam)
                                          By: _________________________________
                                                     John J. Brennan*,
                                                Chairman and Chief Executive
                                                          Officer

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effec-tive Amendment to the Registration Statement has been signed below by the fol-lowing persons in the capacities and on the date indicated:

              Signature                          Title                   Date
              ---------                          -----                   ----

             (Heidi Stam)              Senior Chairman of the        March 1, 1999
______________________________________  Board and Trustee
            John C. Bogle*

             (Heidi Stam)              Chairman, Trustee and         March 1, 1999
______________________________________  Chief Executive Officer
           John J. Brennan*

             (Heidi Stam)              Trustee                       March 1, 1999
______________________________________
       JoAnn Heffernan Heisen*

             (Heidi Stam)              Trustee                       March 1, 1999
______________________________________
          Bruce K. MacLaury*

             (Heidi Stam)              Trustee                       March 1, 1999
______________________________________
          Burton G. Malkiel*

             (Heidi Stam)              Trustee                       March 1, 1999
______________________________________
        Alfred M. Rankin, Jr.*

             (Heidi Stam)              Trustee                       March 1, 1999
______________________________________
           John C. Sawhill*

             (Heidi Stam)              Trustee                       March 1, 1999
______________________________________
         James O. Welch, Jr.*

             (Heidi Stam)              Trustee                       March 1, 1999
______________________________________
         J. Lawrence Wilson*

             (Heidi Stam)              Treasurer and Principal       March 1, 1999
______________________________________  Financial Officer and
          Thomas J. Higgins*            Accounting Officer

--------

* By Power of Attorney--See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.

                               Index to Exhibits

Financial Data Schedule................................................ EX-99.BN